Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2020
Entity Registrant Name	MFS® SERIES TRUST XIII
Entity Central Index Key	0000356349
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Dec. 28, 2020
Document Effective Date	Dec. 29, 2020
Prospectus Date	Dec. 29, 2020
MFS® Global Real Estate Fund | R6
Prospectus:
Trading Symbol	MGLRX
MFS® Global Real Estate Fund | R4
Prospectus:
Trading Symbol	MGLMX
MFS® Global Real Estate Fund | R3
Prospectus:
Trading Symbol	MGLLX
MFS® Global Real Estate Fund | R2
Prospectus:
Trading Symbol	MGLKX
MFS® Global Real Estate Fund | R1
Prospectus:
Trading Symbol	MGLJX
MFS® Global Real Estate Fund | I
Prospectus:
Trading Symbol	MGLIX
MFS® Global Real Estate Fund | C
Prospectus:
Trading Symbol	MGLCX
MFS® Global Real Estate Fund | B
Prospectus:
Trading Symbol	MGLDX
MFS® Global Real Estate Fund | A
Prospectus:
Trading Symbol	MGLAX